Subsequent Events - Working Capital Loans - Senior Syndicated Facility Agreement (Details)	Feb. 28, 2023 USD ($) facility item	Mar. 31, 2023 USD ($)	Mar. 10, 2023 USD ($)
CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Amount of facility	$ 205,000,000
Maximum | CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Amount of facility		$ 75,000,000
Revolving Credit Facility [Member] | CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Maturity term (in years)	3 years
Facility C | Minimum [Member] | CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Issuance fee (in percent)	2.00%
Facility C | Maximum | CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Issuance fee (in percent)	3.00%
Syndicated Facility Agreement [Member] | CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Number of Credit Facilities | item	3
Additional interest rate on overdue payments (in percent)	2.00%
Syndicated Facility Agreement [Member] | Facility A
Subsequent Event
Amount of facility	$ 205,000,000
Syndicated Facility Agreement [Member] | Facility A | CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Debt Service Cover Ratio	1.50
Percentage of excess cash to be applied for repayment	30.00%
Maturity term (in years)	5 years
Variable margin	3.00%
Syndicated Facility Agreement [Member] | Revolving Credit Facility [Member] | CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Amount of facility	$ 25,000,000
Variable margin	0.03%
Syndicated Facility Agreement [Member] | Facility C | CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Amount of facility	$ 40,000,000
Subsequent Event | Maximum | CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Amount of facility			$ 75,000,000
Subsequent Event | Facility C | Minimum [Member] | CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Issuance fee (in percent)	2.00%
Subsequent Event | Syndicated Facility Agreement [Member] | CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Number of Credit Facilities | facility	3
Additional interest rate on overdue payments (in percent)	2.00%
Subsequent Event | Syndicated Facility Agreement [Member] | Facility A | CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Amount of facility	$ 205,000,000
Debt Service Cover Ratio	1.50
Percentage of excess cash to be applied for repayment	30.00%
Maturity term (in years)	5 years
Variable margin	3.00%
Subsequent Event | Syndicated Facility Agreement [Member] | Revolving Credit Facility [Member] | CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Amount of facility	$ 25,000,000
Maturity term (in years)	3 years
Variable margin	3.00%
Subsequent Event | Syndicated Facility Agreement [Member] | Facility C | CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Amount of facility	$ 40,000,000
Subsequent Event | Syndicated Facility Agreement [Member] | Facility C | Maximum | CIK0001853021 Metals Acquisition Corp [Member]
Subsequent Event
Issuance fee (in percent)	3.00%